Allowance for Loan Losses - Changes in Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses:
Beginning balance	$ 16,528	$ 19,742
Charge-offs	(4,781)	(5,550)
Recoveries	1,021	1,236
Provision	1,500	1,100
Ending Balance	14,268	16,528
Commercial and Agriculture [Member]
Allowance for loan losses:
Beginning balance	2,841	2,811
Charge-offs	(338)	(483)
Recoveries	249	141
Provision	(930)	372
Ending Balance	1,822	2,841
Commercial Real Estate Owner Occupied [Member]
Allowance for loan losses:
Beginning balance	3,263	4,836
Charge-offs	(1,661)	(989)
Recoveries	363	265
Provision	615	(849)
Ending Balance	2,580	3,263
Commercial Real Estate Non Owner Occupied [Member]
Allowance for loan losses:
Beginning balance	4,296	5,303
Charge-offs	(198)	(815)
Recoveries	50	184
Provision	650	(376)
Ending Balance	4,798	4,296
Residential Real Estate [Member]
Allowance for loan losses:
Beginning balance	5,224	5,780
Charge-offs	(2,449)	(2,907)
Recoveries	292	458
Provision	680	1,893
Ending Balance	3,747	5,224
Real Estate Construction [Member]
Allowance for loan losses:
Beginning balance	184	349
Charge-offs		(136)
Recoveries	6	108
Provision	238	(137)
Ending Balance	428	184
Consumer and Other [Member]
Allowance for loan losses:
Beginning balance	214	246
Charge-offs	(135)	(220)
Recoveries	61	80
Provision	56	108
Ending Balance	196	214
Unallocated [Member]
Allowance for loan losses:
Beginning balance	506	417
Provision	191	89
Ending Balance	$ 697	$ 506